MERRILL LYNCH
                                                              MUNICIPAL
                                                              INTERMEDIATE
                                                              TERM FUND

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance


                                                              Semi-Annual Report

                                                              April 30, 1998

                 MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND


Officers and Trustees

Arthur Zeikel, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Richard R. West, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
William R. Bock, Vice President
Donald C. Burke, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Susan B. Baker, Secretary


Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998

DEAR SHAREHOLDER

The Municipal Market Environment

During the three months ended April 30, 1998, bond yields generally moved higher. While low inflation has supported lower interest rates, much of the decline in bond yields in late 1997 and early 1998 were driven more by the turmoil in Asian financial markets than by domestic economic fundamentals. Weak economic conditions in Asia were expected to negatively impact US growth through reduced export demand. Additionally, inflation in the United States was also expected to decline in response to lower prices on goods imported from Asian manufacturers. However, in recent months, many investors have become increasingly concerned that most of the downturn in Asia, especially in Japan, has already occurred and any future deterioration will not be severe enough to constrain US economic growth and inflationary pressures. These concerns served to push interest rates higher in the latter part of the period, causing fixed-income yields to retrace much of their earlier gains. At April 30, 1998, the 30-year US Treasury bond yield was 5.95%, rising 14 basis points (0.14%) during the last three months. Long-term municipal revenue bond yields declined less than 20 basis points to end April at 5.52%.

Thus far in 1998, the municipal bond market has experienced unexpectedly strong supply pressures. These supply pressures have prevented tax-exempt bond yields from declining as much as US Treasury bond yields. Over the last six months, more than $135 billion in new tax-exempt bonds were underwritten, an increase of over 40% compared to the same period a year ago. During the last three months, municipalities issued more than $72 billion in new securities, an increase of over 60% compared to the same three-month period in 1997. Additionally, corporate issuers have also viewed current interest rate levels as an opportunity to issue significant amounts of taxable securities. Thus far in 1998, more than $100 billion in investment-grade corporate bonds have been underwritten, an increase of over 60% relative to the comparable period a year ago. This sizeable corporate bond issuance has tended to support generally higher fixed-income yields and reduce the demand for tax-exempt bonds.

However, the recent pace of new municipal bond issuance is unlikely to be maintained. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancing. Preliminary estimates for 1998 total municipal bond issuance are presently in the $200 billion-$225 billion range. These estimates suggest that recent supply pressures are likely to abate later in the year. Municipal bond investors received approximately $30 billion earlier this year in coupon payments, bond maturities and proceeds from early redemptions. The demand generated by these assets has helped offset the increase in supply seen thus far this year. Furthermore, looking ahead, June and July have also tended to be periods of strong investor demand as seasonal factors are likely to generate strong income flows similar to those seen earlier this year.

It is also possible that at least some of the recent economic strength seen in the United States will be reversed in the coming months. A particularly mild winter has been partially responsible for a strong housing sector, as well as other construction industries. This recent strong trend may not be sustained and may lead to weaker construction growth later this year. Additionally, strong economic growth in 1997 and the increased use of electronic tax filing have resulted in larger and earlier Federal and state income tax refunds to many individuals. These refunds appear to have supported strong consumer spending in recent months, but may be borrowing against weaker spending later this year. In addition, the continued impact of the Asian financial crisis on the US domestic economy's future growth remains unclear. Barring a dramatic and unexpected resurgence of domestic inflation, we do not believe that the Federal Reserve Board will be willing to raise interest rates until the full impact of the Asian situation can be established.

All these factors suggest that over the near term, tax-exempt as well as taxable bond yields are unlikely to rise by any appreciable amount. Recent supply pressures have caused municipal bond yield ratios to rise relative to US Treasury bond yields. At April 30, 1998, long-term tax-exempt bond yields were at attractive yield ratios relative to comparable US Treasury securities (over 90%), and well in excess of their expected range of 85%-88%. Any further pressure upon the municipal market may well represent a very attractive investment opportunity.

Portfolio Strategy

During the six-month period ended April 30, 1998, we continued to follow the portfolio strategy that we had adopted during the prior six-month period. At that time, our outlook was constructive toward the municipal market because we believed any risk was biased toward lower rather than higher interest rates. Therefore, we followed a more aggressive investment strategy. We have essentially maintained a fully invested position since that time and have kept cash reserves at a minimum to seek to enhance the Fund's dividend and capital appreciation potential.

Looking ahead, we expect to remain fully invested during the next several months. We will continue to monitor economic data for any signs of inflationary pressure or economic downturn so that we can modify our portfolio strategy in an effort to seek to preserve the Fund's capital or enhance total return.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Municipal Intermediate Term Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel
Arthur Zeikel
President


/s/ Vincent R. Giordano
Vincent R. Giordano
Senior Vice President


/s/ William R. Bock
William R. Bock
Vice President and
Portfolio Manager


June 4, 1998


                                     2 & 3

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% thereafter to 0% after the first year. In addition, Class B Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                        Ten Years/        Standardized
                                                        12 Month         3 Month      Since Inception     30-day Yield
                                                      Total Return     Total Return    Total Return       As of 4/30/98
=======================================================================================================================
ML Municipal Intermediate Term Fund Class A Shares        +8.38%          -0.83%          +83.49%             4.01%
-----------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class B Shares        +8.04           -0.90           +84.18              3.73
-----------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class C Shares        +7.92           -0.91           +23.46              3.72
-----------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class D Shares        +8.27           -0.85           +24.55              3.91
=======================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/inception dates are: Class A Shares, 10/31/88; Class B Shares, ten years ended 4/30/98; and Class C and Class D Shares, 10/21/94.

Average Annual Total Return

                                          % Return Without    % Return With
                                            Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/98                              +9.80%            +8.70%
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                        +5.63             +5.42
--------------------------------------------------------------------------------
Inception (10/31/88) through 3/31/98            +6.74             +6.63
--------------------------------------------------------------------------------
*   Maximum sales charge is 1%.
**  Assuming maximum sales charge.

                                              % Return          % Return
                                            Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/98                              +9.46%            +8.46%
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                        +5.30             +5.30
--------------------------------------------------------------------------------
Ten Years Ended 3/31/98                         +6.43             +6.43
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**  Assuming payment of applicable contingent deferred sales charge.

                                              % Return          % Return
                                            Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/98                              +9.44%            +8.44%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/98            +6.58             +6.58
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**  Assuming payment of applicable contingent deferred sales charge.

                                              % Return          % Return
                                            Without CDSC       With CDSC**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/98                              +9.69%            +8.60%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/98            +6.81             +6.50
--------------------------------------------------------------------------------
*   Maximum sales charge is 1%.
**  Assuming maximum sales charge.


                                     4 & 5

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                        S&P      Moody's    Face                                                                           Value
STATE                   Ratings  Ratings   Amount   Issue                                                                (Note 1a)
===================================================================================================================================
Alaska--1.1%            AAA      Aaa      $ 2,250   Alaska, Student Loan Revenue Bonds (Student Loan Corp.), AMT,
                                                    Series A, 5.65% due 7/01/2012 (c)                                    $  2,332
===================================================================================================================================
Arizona--1.0%           NR*      NR*        2,000   Mohave County, Arizona, IDA, IDR (North Star Steel Co.
                                                    Project), AMT, 6.70% due 3/01/20                                      202,182
===================================================================================================================================
California--13.1%       AAA      Aaa        5,000   California State, Veterans, GO, AMT, Series BH, 5.20% due
                                                    12/01/2011 (f)                                                          5,026
                        A-       Baa3      10,000   Northern California Power Agency, Public Power Revenue Refunding
                                                    Bonds (Geothermal Project No. 3), Series A, 5.65% due 7/01/2007        10,443
                        AAA      Aaa        4,000   Oxnard, California, Financing Authority, Solid Waste Revenue
                                                    Bonds, AMT, 5.75% due 5/01/2010 (c)                                     4,227
                        AA-      Aa3        4,000   San Francisco, California, Bay Area Rapid Transit District,
                                                    Sales Tax Revenue Refunding Bonds, 5.25% due 7/01/2010                  4,157
                        SP1+     MIG1+      4,000   Santa Clara County, California, TRAN, 4.75% due 10/01/1998              4,015
===================================================================================================================================
Colorado--3.1%          A        NR*        1,225   Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue
                                                    Bonds (Downtown Denver), AMT, Series A, 7.25% due 9/01/2017             1,344
                        AAA      Aaa        5,000   Jefferson County, Colorado, School District No. R-001, UT,
                                                    Series A, 5.50% due 12/15/2009 (e)                                      5,323
===================================================================================================================================
Connecticut--2.4%       AA-      Aa3        5,000   Connecticut State, Refunding, Series A, 5.25% due 3/15/2010             5,197
===================================================================================================================================
District of                                         District of Columbia, Refunding, UT:
Columbia--7.3%          AAA      Aaa        4,700     Series A, 5.375% due 6/01/2010 (c)                                    4,804
                        AAA      Aaa       10,000     Series B, 5.75% due 6/01/2010 (d)                                    10,655
===================================================================================================================================
Florida--3.6%           AAA      Aaa        7,500   Florida State Divisional Board of Finance, Department of General
                                                    Services Revenue Bonds (Environmental Protection Preservation),
                                                    Series 2000-B, 5.25% due 7/01/2011 (f)                                  7,723
===================================================================================================================================
Hawaii--6.9%            AAA      Aaa        5,000   Hawaii State, GO, Refunding, Series CO, 6% due 3/01/2009 (e)            5,502
                        AAA      Aaa        8,950   Hawaii State, GO, Series CR, 5.25% due 4/01/2010 (d)                    9,197
===================================================================================================================================
Illinois--0.4%          A1+      VMIG1+       800   Illinois Health Facilities Authority Revenue Bonds (Northwestern
                                                    Memorial Hospital), VRDN, 3.95% due 8/15/2025 (a)                         800
===================================================================================================================================
Kansas--3.5%                                        Kansas State, Department of Transportation, Highway Revenue
                                                    Refunding Bonds:
                        AA+      Aa2        5,000     5.50% due 9/01/2010                                                   5,332
                        AA+      Aa2        2,000     5.50% due 9/01/2012                                                   2,114
===================================================================================================================================
Kentucky--2.0%          AAA      Aaa        4,320   Louisville and Jefferson County, Kentucky, Metropolitan Sewer
                                                    District Revenue Refunding Bonds (Sewer and Drain System),
                                                    Series A, 5% due 5/15/2011 (e)                                          4,324
===================================================================================================================================
Louisiana--3.1%         A1+      P1           100   East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon
                                                    Project), VRDN, 4.10% due 3/01/2022 (a)                                   100
                        AAA      Aaa        4,000   Louisiana State, GO, Refunding, Series A, 5.25% due
                                                    4/15/2010 (c)                                                           4,126
                                                    Louisiana State Offshore Terminal Authority, Deepwater Port
                                                    Revenue Refunding Bonds (Loop Inc.--First Stage) (a):
                        A1+      P1         1,000     ACES, 4.05% due 9/01/2006                                             1,000
                        A1+      VMIG1+     1,400     Series A, VRDN, 4.10% due 9/01/2008                                   1,400
===================================================================================================================================
Maine--1.3%             NR*      A          2,670   Maine Educational Loan Marketing Corporation, Student Loan
                                                    Revenue Refunding Bonds, AMT, Series 1991, 6.90% due 11/01/2003         2,808
===================================================================================================================================
Massachusetts--1.2%     AAA      Aaa        2,500   Massachusetts State Turnpike Authority, Western Turnpike Revenue
                                                    Bonds, Series A, 5.55% due 1/01/2017 (d)                                2,526
===================================================================================================================================
Michigan--0.5%          NR*      A          1,000   Michigan Higher Education, Student Loan Authority Revenue Bonds,
                                                    AMT, Series XIV-A, 6.75% due 10/01/2006                                 1,070
===================================================================================================================================
New Mexico--2.3%        A1+      P1         4,900   Farmington, New Mexico, PCR, Refunding (Arizona Public Service
                                                    Company), VRDN, Series B, 4.05% due 9/01/2024 (a)                       4,900
===================================================================================================================================
New York--14.5%         BBB+     A3         5,000   New York City, New York, Refunding, UT, Series D, 6.50% due
                                                    11/01/2009                                                              5,617
                                                    New York State Dormitory Authority, Revenue Refunding Bonds:
                        BBB+     Baa1       5,000     (Secured Hospital--Bronx/Lebanon), Series E, 5% due 2/15/2010         4,908
                        BBB+     Baa1       5,000     (Secured Hospital--Jamaica Hospital), Series F, 5% due
                                                      2/15/2010                                                             4,908
                        AAA      Aaa        1,565     (University of Rochester), Series A, 5% due 7/01/2011 (d)             1,563
                        A1+      NR*        3,300   New York State Energy, Research and Development Authority, PCR
                                                    (Niagara Mohawk Power Corporation Project), DATES, Series A,
                                                    4.05% due 7/01/2015 (a)                                                 3,300
                        AA-      Aa3        5,000   New York State Thruway Authority, General Revenue Bonds, Series
                                                    D, 5.40% due 1/01/20                                                  105,228
                        AAA      Aaa        5,000   Westchester County, New York, IDA, Resource Recovery Revenue
                                                    Bonds (Westchester Recovery Company Project), AMT, 6%
                                                    due 7/01/2008 (c)                                                       5,419
===================================================================================================================================


Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

ACES(SM) Adjustable Convertible Extendable Securities
AMT Alternative Minimum Tax (subject to)
BAN Bond Anticipation Notes
DATES Daily Adjustable Tax-Exempt Securities GO General Obligation Bonds HDA Housing Development Authority
IDA Industrial Development Authority
IDR Industrial Development Revenue Bonds
PCR Pollution Control Revenue Bonds
RITES Residual Interest Tax-Exempt Securities
TRAN Tax and Revenue Anticipation Notes
UT Unlimited Tax
VRDN Variable Rate Demand Notes


                                     6 & 7

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                        S&P      Moody's    Face                                                                           Value
STATE                   Ratings  Ratings   Amount   Issue                                                                (Note 1a)
===================================================================================================================================
North Carolina--1.4%    AAA      Aaa      $ 3,000   North Carolina Medical Care Commission, Health Care Facilities,
                                                    Revenue Refunding Bonds (Novant Health Project), Series A, 5.10%
                                                    due 10/01/2010 (d)                                                    $ 3,052
===================================================================================================================================
Ohio--1.7%                                          Columbus, Ohio, Municipal Airport Authority Revenue Bonds
                                                    (Airport Improvement), Port Columbus, Series B (c):
                        AAA      Aaa        2,225     5.25% due 1/01/2009                                                   2,310
                        AAA      Aaa        1,340     5.25% due 1/01/2010                                                   1,387
===================================================================================================================================
Oregon--8.7%            AAA      Aaa        3,295   Deschutes County, Oregon, GO, Administrative School District
                                                    No. 1, 5.25% due 12/01/2010 (e)                                         3,427
                        AAA      Aaa        3,790   Port of Portland, Oregon, International Airport Revenue Bonds
                                                    (Portland International Airport), AMT, Series 11, 5.40% due
                                                    7/01/2008 (e)                                                           3,940
                        AA       Aa1        5,550   Washington County, Oregon, GO, Refunding, Criminal Justice
                                                    Facilities, UT, 5% due 12/01/2010                                       5,617
                                                    Washington, Multnomah and Yamhill Counties, Oregon, School
                                                    District No. 1-J (Hillsboro), Refunding, UT:
                        NR*      Aa3        2,060     5.25% due 11/01/2009                                                  2,151
                        NR*      Aa3        2,290     5% due 11/01/2010                                                     2,324
                        NR*      Aa3        1,115     5% due 11/01/2011                                                     1,122
===================================================================================================================================
Texas--4.4%             A1+      NR*        8,700   Harris County, Texas, Health Facilities Development Corporation,
                                                    Hospital Revenue Bonds (Methodist Hospital), VRDN, 4.15% due
                                                    12/01/2025 (a)                                                          8,700
                        A1+      VMIG1+       100   Lubbock, Texas, Health Facilities Development Corporation
                                                    Revenue Bonds (Saint Joseph Health System), VRDN, Series A,
                                                    4.10% due 7/01/2013 (a)                                                   100
                        NR*      VMIG1+       200   Port of Arthur, Texas, Navigational District, PCR, Refunding
                                                    (Texaco Incorporated Project), VRDN, 4.15% due 10/01/2024 (a)             200
                        A1+      VMIG1+       300   Sabine River Authority, Texas, PCR, Refunding (Texas Utilities
                                                    Project), VRDN, Series A, 4.10% due 3/01/2026 (a)(c)                      300
===================================================================================================================================
Utah--0.8%              A1+      VMIG1+     1,600   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN,
                                                    4.15% due 11/01/2024 (a)(c)                                             1,600
===================================================================================================================================
Virginia--1.4%                                      Virginia State HDA, Commonwealth Mortgage, Series J, Sub-Series J-2:
                        AA+      Aa1        1,365     6.45% due 1/01/2010                                                  1,461
                        AA+      Aa1        1,300     6.50% due 1/01/2011                                                  1,400
===================================================================================================================================
Washington--10.7%       AA+      Aa1        5,000   King County, Washington, GO, Series D, 5.70% due 12/01/2010             5,401
                        AA       Aa2        5,245   Seattle, Washington, Municipal Light and Power Revenue Refunding
                                                    Bonds, 5% due 7/01/20                                                 105,307
                        AA+      Aa1        3,270   Seattle, Washington, Refunding, Limited Tax, Series B, 5.50%
                                                    due 3/01/2011                                                           3,446
                                                    Washington State Public Power Supply System, Revenue Refunding
                                                    Bonds (Nuclear Project No. 3), Series A (c):
                        AAA      Aaa        5,250     5.50% due 7/01/2007                                                   5,520
                        AAA      Aaa        3,015     5.60% due 7/01/2008                                                   3,195
===================================================================================================================================
Wisconsin--4.5%         A+       Aa3        7,500   Kenosha, Wisconsin, Waterworks Revenue Bonds, BAN, 4.70% due
                                                    12/01/2001 (h)                                                          7,515
                        AA       Aa2        2,000   Wisconsin State Housing and Economic Development Authority, Home
                                                    Ownership Revenue Bonds, AMT, Series F, 7.40% due 7/01/2013 (b)         2,159
===================================================================================================================================
Wyoming--2.7%                                       Cheyenne, Wyoming, Refunding, Water, UT:
                        AA       NR*        2,705     5.25% due 12/01/2009                                                  2,800
                        AA       NR*        2,850     5.25% due 12/01/2010                                                  2,940
===================================================================================================================================
Puerto Rico--2.0%       A1+      Baa1       3,950   Puerto Rico Commonwealth, Highway and Transportation Authority,
                                                    Highway Revenue Bonds, RITES, Series X, 6.061% due 7/01/2005 (g)        4,325
===================================================================================================================================
                        Total Investments (Cost--$222,417)--105.6%                                                        225,269

                        Liabilities in Excess of Other Assets--(5.6%)                                                     (11,901)
                                                                                                                         --------
                        Net Assets--100.0%                                                                               $213,368
                                                                                                                         ========
===================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1998.
(b) FHA Insured.
(c) AMBAC Insured.
(d) MBIA Insured.
(e) FGIC Insured.
(f) FSA Insured.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1998.
(h)  Prerefunded.
*   Not Rated.
+   Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.


                                     8 & 9

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998

STATEMENT OF ASSETS AND LIABILITIES

               As of April 30, 1998

========================================================================================================================
Assets:        Investments, at value (identified cost -- $222,416,817) (Note 1a) .........                 $225,268,694
               Cash ......................................................................                       25,021
               Receivables:
                 Securities sold .........................................................   $ 4,504,855
                 Interest ................................................................     2,796,242
                 Beneficial interest sold ................................................       116,555      7,417,652
                                                                                              ----------
               Prepaid registration fees and other assets (Note 1e) ......................                       69,538
                                                                                                           -------------
               Total assets ..............................................................                  232,780,905
                                                                                                           -------------
========================================================================================================================
Liabilities:   Payables:
                 Securities purchased ....................................................    18,471,696
                 Beneficial interest redeemed ............................................       422,852
                 Dividends to shareholders (Note 1f) .....................................       237,308
                 Investment adviser (Note 2) .............................................        98,123
                 Distributor (Note 2) ....................................................        26,686     19,256,665
                                                                                              ----------
               Accrued expenses and other liabilities ....................................                      156,694
                                                                                                           -------------
               Total liabilities .........................................................                   19,413,359
                                                                                                           -------------
========================================================================================================================
Net Assets:    Net assets ................................................................                 $213,367,546
                                                                                                           =============
========================================================================================================================
Net Assets     Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:       number of shares authorized ............................................                 $    748,494
               Class B Shares of beneficial interest, $.10 par value, unlimited
                  number of shares authorized ............................................                      819,564
               Class C Shares of beneficial interest, $.10 par value, unlimited
                  number of shares authorized ............................................                       58,093
               Class D Shares of beneficial interest, $.10 par value, unlimited
                  number of shares authorized ............................................                      455,651
               Paid-in capital in excess of par ..........................................                  206,334,260
               Undistributed realized capital gains on investments--net (Note 5) .........                    2,099,607
               Unrealized appreciation on investments -- net .............................                    2,851,877
                                                                                                           -------------
               Net assets ................................................................                 $213,367,546
                                                                                                           =============
========================================================================================================================
Net Asset      Class A--Based on net assets of $76,724,379 and 7,484,939 shares of
Value:            beneficial interest outstanding ........................................                 $      10.25
                                                                                                           =============
               Class B--Based on net assets of $84,000,760 and 8,195,640 shares of
                  beneficial interest outstanding ........................................                 $      10.25
                                                                                                           =============
               Class C--Based on net assets of $5,951,450 and 580,928 shares of
                  beneficial interest outstanding ........................................                 $      10.24
                                                                                                           =============
               Class D--Based on net assets of $46,690,957 and 4,556,512 shares of
                  beneficial interest outstanding ........................................                 $      10.25
                                                                                                           =============
========================================================================================================================

See Notes to Financial Statements.


STATEMENT OF OPERATIONS

                     For the Six Months Ended April 30, 1998

=============================================================================================================================
Investment           Interest and amortization of premium and discount earned ..................                 $ 5,395,089
Income (Note 1d):
=============================================================================================================================
Expenses:            Investment advisory fees (Note 2) .........................................   $   595,205
                     Account maintenance and distribution fees--Class B (Note 2) ...............       134,104
                     Transfer agent fees--Class B (Note 2) .....................................        43,639
                     Printing and shareholder reports ..........................................        30,793
                     Transfer agent fees--Class A (Note 2) .....................................        30,549
                     Professional fees .........................................................        30,363
                     Registration fees (Note 1e) ...............................................        26,226
                     Account maintenance fees--Class D (Note 2) ................................        23,405
                     Accounting services (Note 2) ..............................................        22,511
                     Transfer agent fees--Class D (Note 2) .....................................        19,292
                     Account maintenance and distribution fees--Class C (Note 2) ...............         9,084
                     Trustees' fees and expenses ...............................................         6,841
                     Custodian fees ............................................................         5,934
                     Pricing fees ..............................................................         3,820
                     Transfer agent fees--Class C (Note 2) .....................................         3,255
                     Other .....................................................................         4,758
                                                                                                   -----------
                     Total expenses ............................................................                     989,779
                                                                                                                 ------------
                     Investment income--net ....................................................                   4,405,310
                                                                                                                 ------------
=============================================================================================================================
Realized &           Realized gain on investments--net .........................................                   4,571,152
Unrealized           Change in unrealized appreciation on investments--net .....................                  (4,156,414)
Gain (Loss) on                                                                                                   ------------
Investments--Net     Net Increase in Net Assets Resulting from Operations ......................                 $ 4,820,048
(Notes 1b, 1d & 3):                                                                                              ============
=============================================================================================================================

See Notes to Financial Statements.


                                    10 & 11

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       For the Six       For the
                                                                                                      Months Ended     Year Ended
                                                                                                        April 30,      October 31,
                       Increase (Decrease) in Net Assets:                                                  1998            1997
==================================================================================================================================
Operations:            Investment income--net ......................................................   $ 4,405,310     $ 9,080,729
                       Realized gain on investments--net ...........................................     4,571,152       4,147,015
                       Change in unrealized appreciation/depreciation on investments--net ..........    (4,156,414)      2,357,789
                                                                                                      ------------    ------------
                       Net increase in net assets resulting from operations ........................     4,820,048      15,585,533
                                                                                                      ------------    ------------
==================================================================================================================================
Dividends to           Investment income--net:
Shareholders             Class A ...................................................................    (1,568,690)     (2,263,578)
(Note 1f):               Class B ...................................................................    (1,751,164)     (4,858,261)
                         Class C ...................................................................      (118,262)       (278,427)
                         Class D ...................................................................      (967,194)     (1,680,463)
                                                                                                      ------------    ------------
                       Net decrease in net assets resulting from dividends to shareholders .........    (4,405,310)     (9,080,729)
                                                                                                      ------------    ------------
==================================================================================================================================
Beneficial Interest    Net decrease in net assets derived from beneficial interest transactions ....    (7,202,160)     (2,831,837)
Transactions                                                                                          ------------    ------------
(Note 4):
==================================================================================================================================
Net Assets:            Total increase (decrease) in net assets .....................................    (6,787,422)      3,672,967
                       Beginning of period .........................................................   220,154,968     216,482,001
                                                                                                      ------------    ------------
                       End of period ...............................................................  $213,367,546    $220,154,968
                                                                                                      ============    ============
==================================================================================================================================

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

                                                                                                      Class A
                                                                               ---------------------------------------------------
                                                                               For the Six
                   The following per share data and ratios have been derived   Months Ended      For the Year Ended October 31,
                   from information provided in the financial statements.        April 30,  --------------------------------------
                   Increase (Decrease) in Net Asset Value:                         1998      1997      1996      1995      1994
==================================================================================================================================
Per Share          Net asset value, beginning of period .....................  $   10.23    $  9.94    $ 10.00   $  9.62   $ 10.39
Operating                                                                      ---------    -------    -------   -------   -------
Performance:       Investment income--net ...................................        .21        .45        .48       .53       .52
                   Realized and unrealized gain (loss) on investments--net ..        .02        .29       (.06)      .38      (.77)
                                                                               ---------    -------    -------   -------   -------
                   Total from investment operations .........................        .23        .74        .42       .91      (.25)
                                                                               ---------    -------    -------   -------   -------
                   Less dividends from investment income--net ...............       (.21)      (.45)      (.48)     (.53)     (.52)
                                                                               ---------    -------    -------   -------   -------
                   Net asset value, end of period ...........................  $   10.25    $ 10.23    $  9.94   $ 10.00   $  9.62
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================
Total Investment   Based on net asset value per share .......................       2.29%++    7.59%      4.27%     9.69%    (2.49%)
Return:**                                                                      =========    =======    =======   =======   =======

==================================================================================================================================
Ratios to Average  Expenses .................................................        .75%*      .79%       .81%      .81%      .76%
Net Assets:                                                                    =========    =======    =======   =======   =======
                   Investment income--net ...................................       4.23%*     4.40%      4.79%     5.36%     5.19%
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................  $  76,724    $71,684    $30,353   $34,970   $27,653
Data:                                                                          =========    =======    =======   =======   =======
                   Portfolio turnover .......................................      95.91%    167.41%    146.82%   115.78%    52.56%
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================

                                                                                                     Class B
                                                                               ---------------------------------------------------
                                                                               For the Six
                   The following per share data and ratios have been derived   Months Ended      For the Year Ended October 31,
                   from information provided in the financial statements.        April 30,  --------------------------------------
                   Increase (Decrease) in Net Asset Value:                         1998      1997      1996      1995      1994
==================================================================================================================================
Per Share          Net asset value, beginning of period .....................  $   10.23    $  9.93   $  10.00  $   9.62  $  10.39
Operating                                                                      ---------    -------    -------   -------   -------
Performance:       Investment income--net ...................................        .20        .41        .44       .50       .49
                   Realized and unrealized gain (loss) on investments--net ..        .02        .30       (.07)      .38      (.77)
                                                                               ---------    -------    -------   -------   -------
                   Total from investment operations .........................        .22        .71        .37       .88      (.28)
                                                                               ---------    -------    -------   -------   -------
                   Less dividends from investment income--net ...............       (.20)      (.41)      (.44)     (.50)     (.49)
                                                                               ---------    -------    -------   -------   -------
                   Net asset value, end of period ...........................  $   10.25    $ 10.23   $   9.93  $  10.00  $   9.62
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================
Total Investment   Based on net asset value per share .......................       2.14%++    7.35%      3.84%     9.34%    (2.79%)
Return:**                                                                      =========    =======    =======   =======   =======
==================================================================================================================================
Ratios to Average  Expenses .................................................       1.07%*     1.11%      1.13%     1.13%     1.07%
Net Assets:                                                                    =========    =======    =======   =======   =======
                   Investment income--net ...................................       3.92%*     4.13%      4.47%     5.05%     4.87%
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................  $  84,001    $94,552   $169,441  $181,640  $142,152
Data:                                                                          =========    =======    =======   =======   =======
                   Portfolio turnover .......................................      95.91%    167.41%    146.82%   115.78%    52.56%
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================

*   Annualized.
**  Total investment returns exclude the effects of sales loads.
++  Aggregate total investment return.

See Notes to Financial Statements.


                                    12 & 13

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998


FINANCIAL HIGHLIGHTS (concluded)

                                                                                                     Class C
                                                                               ---------------------------------------------------
                                                                                                                          For the
                                                                                                                          Period
                                                                               For the Six        For the Year            Oct. 21,
                   The following per share data and ratios have been derived   Months Ended      Ended October 31,       1994+ to
                   from information provided in the financial statements.        April 30,  ----------------------------  Oct. 31,
                   Increase (Decrease) in Net Asset Value:                         1998      1997      1996      1995      1994
==================================================================================================================================
Per Share          Net asset value, beginning of period .....................  $   10.23    $  9.93   $ 10.00   $  9.62   $ 9.70
Operating                                                                      ---------    -------    -------   -------   -------
Performance:       Investment income--net ...................................        .20        .41       .44       .50      .01
                   Realized and unrealized gain (loss) on investments--net ..        .01        .30      (.07)      .38     (.08)
                                                                               ---------    -------    -------   -------   -------
                   Total from investment operations .........................        .21        .71       .37       .88     (.07)
                                                                               ---------    -------    -------   -------   -------
                   Less dividends from investment income--net ...............       (.20)      (.41)     (.44)     (.50)    (.01)
                                                                               ---------    -------    -------   -------   -------
                   Net asset value, end of period ...........................  $   10.24    $ 10.23   $  9.93   $ 10.00   $ 9.62
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================
Total Investment   Based on net asset value per share .......................       2.03%++    7.34%     3.82%     9.36%    (.71%)++
Return:**                                                                      =========    =======    =======   =======   =======
==================================================================================================================================
Ratios to Average  Expenses .................................................       1.08%*     1.13%     1.15%     1.01%    1.18%*
Net Assets:                                                                    =========    =======    =======   =======   =======
                   Investment income--net ...................................       3.91%*     4.10%     4.44%     4.76%    4.92%*
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................  $   5,952    $ 6,110   $ 8,313   $ 6,485   $    1
Data:                                                                          =========    =======    =======   =======   =======
                   Portfolio turnover .......................................      95.91%    167.41%   146.82%   115.78%   52.56%
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================

                                                                                                     Class D
                                                                               ---------------------------------------------------
                                                                                                                          For the
                                                                                                                          Period
                                                                               For the Six        For the Year            Oct. 21,
                   The following per share data and ratios have been derived   Months Ended      Ended October 31,       1994+ to
                   from information provided in the financial statements.        April 30,  ----------------------------  Oct. 31,
                   Increase (Decrease) in Net Asset Value:                         1998      1997      1996      1995      1994
==================================================================================================================================
Per Share          Net asset value, beginning of period .....................  $   10.23    $  9.94   $ 10.00   $  9.62   $ 9.70
Operating                                                                      ---------    -------    -------   -------   -------
Performance:       Investment income--net ...................................        .21        .44       .47       .52      .01
                   Realized and unrealized gain (loss) on investments--net ..        .02        .29      (.06)      .38     (.08)
                                                                               ---------    -------    -------   -------   -------
                   Total from investment operations .........................        .23        .73       .41       .90     (.07)
                                                                               ---------    -------    -------   -------   -------
                   Less dividends from investment income--net ...............       (.21)      (.44)     (.47)     (.52)    (.01)
                                                                               ---------    -------    -------   -------   -------
                   Net asset value, end of period ...........................  $   10.25    $ 10.23   $  9.94   $ 10.00   $ 9.62
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================
Total Investment   Based on net asset value per share .......................       2.24%++    7.48%     4.17%     9.58%    (.71%)++
Return:**                                                                      =========    =======    =======   =======   =======
==================================================================================================================================
Ratios to Average  Expenses .................................................        .85%*      .89%      .91%      .90%     .97%*
Net Assets:                                                                    =========    =======    =======   =======   =======
                   Investment income--net ...................................       4.13%*     4.31%     4.68%     5.12%    5.20%*
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .................  $  46,691    $47,809   $ 8,375   $ 7,000   $   70
Data:                                                                          =========    =======    =======   =======   =======
                   Portfolio turnover .......................................      95.91%    167.41%   146.82%   115.78%   52.56%
                                                                               =========    =======    =======   =======   =======
==================================================================================================================================

*   Annualized.
**  Total investment returns exclude the effects of sales loads.
+   Commencement of operations.
++  Aggregate total investment return.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Municipal Intermediate Term Fund (the "Fund") is presently the only series of Merrill Lynch Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained by the Fund's pricing service from one or more dealers that make markets in the securities. Financial futures contracts, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Options on financial futures contracts on US Government securities, which are traded on exchanges, are valued at their last bid price in the case of options purchased and their last asked price in the case of options written. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the


                                    14 & 15

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998 contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.55% on the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                         Account         Distribution
                                     Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B .........................         0.20%             0.10%
Class C .........................         0.20%             0.10%
Class D .........................         0.10%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                          MLFD             MLPF&S
--------------------------------------------------------------------------------
Class A .........................          $23              $370
Class D .........................          $31              $484
--------------------------------------------------------------------------------

For the six months ended April 30, 1998, MLPF&S received contingent deferred sales charges of $48,857 and $171 relating to transactions in Class B and Class C Shares, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1998 were $200,377,377 and $209,543,993, respectively.

Net realized gains for the six months ended April 30, 1998 and net unrealized gains as of April 30, 1998, were as follows:

--------------------------------------------------------------------------------
                                    Realized          Unrealized
                                      Gains             Gains
--------------------------------------------------------------------------------
Long-term investments ...........  $ 4,569,123      $  2,851,877
Short-term investments ..........        2,029                --
                                   -----------      ------------
Total ...........................  $ 4,571,152      $  2,851,877
                                   ===========      ============
--------------------------------------------------------------------------------

As of April 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $2,851,877, of which $4,114,741 related to appreciated securities and $1,262,864 related to depreciated securities. The aggregate cost of investments at April 30, 1998 for Federal income tax purposes was $222,416,817.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $7,202,160 and $2,831,837 for the six months ended April 30, 1998 and for the year ended October 31, 1997, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six                              Dollar
Months Ended April 30, 1998          Shares             Amount
--------------------------------------------------------------------------------
Shares sold .....................    1,465,179      $ 15,195,192
Shares issued to shareholders
in reinvestment of dividends ....       97,538         1,010,466
                                   -----------      ------------
Total issued ....................    1,562,717        16,205,658
Shares redeemed .................   (1,082,261)      (11,218,904)
                                   -----------      ------------
Net increase ....................      480,456      $  4,986,754
                                   ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                             Dollar
Ended October 31, 1997               Shares             Amount
--------------------------------------------------------------------------------
Shares sold                           6,709,48      $ 67,140,511
Shares issued to shareholders
in reinvestment of dividends           131,599         1,326,752
                                   -----------      ------------
Total issued                         6,841,087        68,467,263
Shares redeemed                     (2,891,728)      (28,944,364)
                                   -----------      ------------
Net increase                         3,949,359      $ 39,522,899
                                   ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six                              Dollar
Months Ended April 30, 1998          Shares             Amount
--------------------------------------------------------------------------------
Shares sold                            675,108      $  7,022,986
Shares issued to shareholders
in reinvestment of dividends           103,934         1,076,554
                                   -----------      ------------
Total issued                           779,042         8,099,540
Automatic conversion of shares        (301,704)       (3,123,983)
Shares redeemed                     (1,521,681)      (15,770,915)
                                   -----------      ------------
Net decrease                        (1,044,343)     $(10,795,358)
                                   ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                             Dollar
Ended October 31, 1997               Shares             Amount
--------------------------------------------------------------------------------
Shares sold                          2,459,944      $ 24,587,970
Shares issued to shareholders
in reinvestment of dividends           298,447         2,996,372
                                   -----------      ------------
Total issued                         2,758,391        27,584,342
Automatic conversion of shares      (4,335,272)      (43,314,661)
Shares redeemed                     (6,240,186)      (62,481,421)
                                   -----------      ------------
Net decrease                        (7,817,067)     $(78,211,740)
                                   ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six                              Dollar
Months Ended April 30, 1998          Shares             Amount
--------------------------------------------------------------------------------
Shares sold                             97,118      $  1,007,733
Shares issued to shareholders
in reinvestment of dividends             8,838            91,524
                                   -----------      ------------
Total issued                           105,956         1,099,257
Shares redeemed                       (122,434)       (1,267,270)
                                   -----------      ------------
Net decrease                           (16,478)     $   (168,013)
                                   ===========      ============
--------------------------------------------------------------------------------


                                    16 & 17

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Year                             Dollar
Ended October 31, 1997               Shares             Amount
--------------------------------------------------------------------------------
Shares sold                            263,377      $  2,624,458
Shares issued to shareholders
in reinvestment of dividends            22,330           224,277
                                   -----------      ------------
Total issued                           285,707         2,848,735
Shares redeemed                       (525,342)       (5,253,237)
                                   -----------      ------------
Net decrease                          (239,635)     $ (2,404,502)
                                   ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six                              Dollar
Months Ended April 30, 1998          Shares             Amount
-------------------------------------------------------------------------------
Shares sold                             78,796      $    817,273
Shares issued to shareholders
in reinvestment of dividends            43,218           447,554
                                   -----------      ------------
Automatic conversion of shares         301,743         3,123,983
Total issued                           423,757         4,388,810
Shares redeemed                       (540,362)       (5,614,353)
                                   -----------      ------------
Net decrease                          (116,605)     $ (1,225,543)
                                   ===========      ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                             Dollar
Ended October 31, 1997               Shares             Amount
--------------------------------------------------------------------------------
Shares sold                            339,568      $  3,413,939
Shares issued to shareholders
in reinvestment of dividends            76,475           769,028
                                   -----------      ------------
Automatic conversion of shares       4,335,272        43,314,661

Total issued                         4,751,315        47,497,628
Shares redeemed                       (921,079)       (9,236,122)
                                   -----------      ------------
Net increase                         3,830,236      $ 38,261,506
                                   ===========      ============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At October 31, 1997, the Fund had a net capital loss carryforward of approximately $1,703,000, of which $1,434,000 expires in 2003 and $269,000 expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch Municipal
Intermediate Term Fund
Merrill Lynch Municipal
Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10437--4/98

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